ACMN-STATSUP-2

Statutory Prospectus Supplement dated February 1, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco All Cap Market Neutral Fund

Andrew Waisburd will no longer serve as Portfolio Manager to Invesco All Cap Market Neutral Fund. All references to Mr. Waisburd in the prospectus are hereby removed as of the date set forth above.

ACMN-STATSUP-2

GMN-STATSUP-2

Statutory Prospectus Supplement dated February 1, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Global Market Neutral Fund

Andrew Waisburd will no longer serve as Portfolio Manager to Invesco Global Market Neutral Fund. All references to Mr. Waisburd in the prospectus are hereby removed as of the date set forth above.

GMN-STATSUP-2

LSE-STATSUP-2

Statutory Prospectus Supplement dated February 1, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Long/Short Equity Fund

Andrew Waisburd will no longer serve as Portfolio Manager to Invesco Long/Short Equity Fund. All references to Mr. Waisburd in the prospectus are hereby removed as of the date set forth above.

LSE-STATSUP-2

LVEM-STATSUP-2

Statutory Prospectus Supplement dated February 1, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Low Volatility Emerging Markets Fund

Andrew Waisburd will no longer serve as Portfolio Manager to Invesco Low Volatility Emerging Markets Fund. All references to Mr. Waisburd in the prospectus are hereby removed as of the date set forth above.

LVEM-STATSUP-2

AIF-STATSUP-4

Statutory Prospectus Supplement dated February 1, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund	Invesco Low Volatility Emerging Markets Fund
Invesco Global Market Neutral Fund	Invesco Macro International Equity Fund
Invesco Global Targeted Returns Fund	Invesco Macro Long/Short Fund
Invesco Long/Short Equity Fund

Andrew Waisburd will no longer serve as Portfolio Manager to Invesco All Cap Market Neutral Fund, Invesco Global Market Neutral Fund, Invesco Long/Short Equity Fund and Invesco Low Volatility Emerging Markets Fund. All references to Mr. Waisburd in the prospectus are hereby removed as of the date set forth above.

AIF-STATSUP-4

AIF-SOAI-SUP-13

Statement of Additional Information Supplement dated February 1, 2017

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund	Invesco Global Targeted Returns Fund
Invesco Balanced-Risk Allocation Fund	Invesco Greater China Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Long/Short Equity Fund
Invesco Developing Markets Fund	Invesco Low Volatility Emerging Markets Fund
Invesco Emerging Markets Equity Fund	Invesco Macro Allocation Strategy Fund
Invesco Emerging Markets Flexible Bond Fund	Invesco Macro International Equity Fund
Invesco Endeavor Fund	Invesco Macro Long/Short Fund
Invesco Global Health Care Fund	Invesco MLP Fund
Invesco Global Infrastructure Fund	Invesco Select Companies Fund
Invesco Global Market Neutral Fund	Invesco World Bond Fund

Andrew Waisburd will no longer serve as Portfolio Manager to Invesco All Cap Market Neutral Fund, Invesco Global Market Neutral Fund, Invesco Long/Short Equity Fund and Invesco Low Volatility Emerging Markets Fund. All references to Mr. Waisburd in the Statement of Additional Information are hereby removed as of the date set forth above.

AIF-SOAI-SUP-13